Financial Instruments - Effective Portion (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount of Gain Recorded in OCI (Effective Portion)	$ 0	$ 0	$ 462
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	0	0	4
Interest expense and finance cost
Amount of Gain Recorded in OCI (Effective Portion)	0	0	462
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	0	0	(466)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	0	0	4
Interest rate swaps
Amount of Gain Recorded in OCI (Effective Portion)	$ 0	$ 0	$ (4)